Employee Benefit Plans (Schedule Of Assumptions Used In Calculating Projected Benefit Cost And Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.89%	3.98%	4.66%
Average rate of future compensation increases	4.00%	4.00%	5.00%
Expected return on plan assets	6.50%	5.40%	5.50%
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate range	4.70-5.00	3.75-4.08	4.41-4.77
Expected return on plan assets percentage range	3.50-6.70	2.90-6.10	4.40-5.50